Non-controlling interests	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Noncontrolling Interest [Abstract]
Noncontrolling Interest Disclosure [Text Block]

9. Non-controlling interests

Shares issuable upon the conversion of non-controlling interests as of December 31, 2014 are as follows:

Series B convertible preferred stock	525,004
Series C convertible preferred stock	187,183
Series D convertible preferred stock	358,146
1,070,333

The subsidiary shares were convertible to Series B, Series C or Series D preferred shares of the Company, respectively, or to common stock of the Company, at the option of the holder (voluntary exchange) or mandatorily upon the occurrence of a Mandatory Exchange Event, as defined in the Exchange Agreement and accordingly the non-controlling interests are classified as temporary equity. All shares held by the non-controlling interests were converted into preferred shares, then into shares of the Company’s common stock at the closing of the Company’s IPO.

9. Non-controlling interests

Shares issuable from the conversion of non-controlling interests are as follows:

	Year Ended December 31,
	2014	2013
Series B convertible preferred stock	525,004	525,004
Series C convertible preferred stock	187,183	187,183
Series D convertible preferred stock	358,146	358,146
	1,070,333	1,070,033

The subsidiary shares are convertible to Series B, Series C or Series D preferred shares of the Company, respectively, or to common stock of the Company, at the option of the holder (voluntary exchange) or mandatorily upon the occurrence of a Mandatory Exchange Event, as defined in the Exchange Agreement and accordingly the non-controlling interests are classified as temporary equity.